Share-based compensation - Performance share plans (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)
EUR [Member]
Disclosure of share-based compensation [Line items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	€ 25.04
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 25.51
Number of other equity instruments outstanding, end of year	1,730,699	[1],[2]
EUR [Member] | Performance share plans [Member]
Disclosure of share-based compensation [Line items]
Weighted average exercise price beginning of year	€ 25.24
Number of other equity instruments outstanding, beginning of year	7,866,754	[3]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 38.02
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	22.48
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	27.80
Weighted average exercise price of other equity instruments adjusted quantity	€ 26.69
Granted	1,419,518	[3]
Vested issued	2,853,745	[3]
Forfeited	557,229	[3]
Adjusted quantity	526,142	[3]
Weighted average exercise price end of year	€ 29.20
Number of other equity instruments outstanding, end of year	6,401,440	[3]
USD [Member] | Performance share plans [Member]
Disclosure of share-based compensation [Line items]
Number of other equity instruments outstanding, beginning of year	5,162,084	[3]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 41.69
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	30.07
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	30.83
Weighted average exercise price of other equity instruments adjusted quantity	€ 30.23
Granted	953,897	[3]
Vested issued	1,901,252	[3]
Forfeited	441,395	[3]
Adjusted quantity	341,279	[3]
Weighted average exercise price end of year	€ 32.06
Number of other equity instruments outstanding, end of year	4,114,615	[3]

[1]	Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 83,184 shares and USD-denominated: 79,537 shares).
[2]	Excludes premium shares on Restricted shares granted before 2013. ( 20% additional (premium) shares that may be received if shares delivered under the plan are not sold for a three-year period).
[3]	Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 402,240 shares and USD-denominated: 258,493 shares)